ROPES & GRAY LLP ONE METRO CENTER 700 12TH STREET, NW, SUITE 900 WASHINGTON, DC 20005-3948 WWW.ROPESGRAY.COM

January 3, 2013	Rajib Chanda 202-508-4671 202-383-7793 fax rajib.chanda@ropesgray.com

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	Managers AMG Funds

File Nos. 333-84639; 811-09521

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), Managers AMG Funds (the “Trust”) hereby certifies that the form of statement of additional information for TimesSquare International Small Cap Fund dated January 2, 2013 that would have been filed by the Trust pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in the Trust’s Post-Effective Amendment No. 98 to its Registration Statement on Form N-1A, which was filed by electronic transmission on December 31, 2012 pursuant to Rule 485(b) under the 1933 Act and is the most recent amendment to the Trust’s Registration Statement on Form N-1A.

If you have any questions concerning this filing, please call me at (202) 508-4671.

Sincerely,

/s/ Rajib Chanda
Rajib Chanda